Label	Element	Value
AlphaDroid Broad Markets Momentum ETF | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	65.50%
AlphaDroid Broad Markets Momentum ETF | SPDR Gold Shares [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	34.10%